Annual Operating Expenses {- Fidelity® Low-Priced Stock Fund} - 07.31 Fidelity Low-Priced Stock Fund Retail PRO-07 - Fidelity® Low-Priced Stock Fund - Fidelity Low-Priced Stock Fund-Retail Class	Sep. 29, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.63%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.78%